Document and Entity Information	Sep. 10, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	DOMINION ENERGY, INC
Amendment Flag	false
Entity Central Index Key	0000715957
Document Type	8-K
Document Period End Date	Sep. 10, 2020
Entity Incorporation State Country Code	VA
Entity File Number	001-08489
Entity Tax Identification Number	54-1229715
Entity Address, Address Line One	120 Tredegar Street
Entity Address, City or Town	Richmond
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23219
City Area Code	(804)
Local Phone Number	819-2000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, no par value
Trading Symbol	D
Security Exchange Name	NYSE
Two Thousand And Sixteen Series A Five Point Two Five Percentage Enhanced Junior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	2016 Series A 5.25% Enhanced Junior Subordinated Notes
Trading Symbol	DRUA
Security Exchange Name	NYSE
Two Thousand And Nineteen Series A Corporate Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	2019 Series A Corporate Units
Trading Symbol	DCUE
Security Exchange Name	NYSE